Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Goodwill [Abstract]
Schedule of changes in the carrying amount of goodwill
	2021	2020
	(U.S. $ in thousands)
Balance at January 1,	$35,694	$385,658
Goodwill acquired	27,092	35,694
Goodwill impairment charges	-	(386,154)
Measurement period adjustments	2,410	-
Currency translation adjustments	(52)	496
Balance at December 31,	$65,144	$35,694